COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		12 Months Ended
	Oct. 14, 2019	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments		$ 70,900,000
Short-term lease costs		200,000	$ 200,000
Customers liability		600,000	$ 600,000
Collateral amount		100,000
Uncollateralized loans		400,000
Accrued interest		$ 200,000
Sprint paid	$ 3,870,000